Preferred Stock (Tables)	6 Months Ended
Sep. 30, 2012
Schedule Of Preferred Stock Authorized And Outstanding

	March 31, 2012			September 30, 2012
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 3	120,000,000	—	¥—	120,000,000	—	¥—
Class 5	400,000,000	156,000,000	390,000	400,000,000	156,000,000	390,000
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	1,000	1

			¥390,001			¥390,001